Nature of Operations and Summary of Significant Accounting Policies - Summary of Contract Balances (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 15, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Recognized revenue	$ 41	$ 1,023	$ 1,283
Franchising Receivables [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	480		369
Advertising Co Op Funds [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue			159
Gift Card Liability [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	430		586
Deferred Revenue, Current [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	490		438
Deferred Revenue, Long-term [Member]
Disaggregation of Revenue [Line Items]
Recognized revenue	$ 2,816		$ 4,250